Share Based Compensation	6 Months Ended
Mar. 31, 2026
Share Based Compensation [Abstract]
SHARE BASED COMPENSATION
10.	SHARE-BASED COMPENSATION

The Company maintains share incentive plans to attract, retain and incentivize eligible directors, officers, employees and consultants.

2022 Share Incentive Plan

On November 18, 2022, the board of directors has approved and adopted the 2022 share incentive plan (the “2022 Plan”). The maximum number of shares available for issuance under the 2022 Plan is 2,500,000 Class B ordinary shares (after giving effects to share consolidation in January 2025) of the Company.

The Company designated Golden Stream Ltd., a Cayman Islands company (the “ESOP Platform”), to hold the shares reserved under the 2022 Plan for future grants to eligible participants. As of March 31, 2026, no awards had been granted under the 2022 Plan.

In respect of matters requiring the votes of shareholders, holders of Class A ordinary shares are entitled to one vote per share, while holders of Class B ordinary shares are entitled to ten votes per share based on our dual class share structure. Each Class B ordinary share is convertible into one (1) Class A ordinary share at any time by the holder thereof, while Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances. Upon any transfer of Class B ordinary shares by a holder thereof to any person or entity which is not an affiliate of such holder, such Class B ordinary shares shall be automatically and immediately converted into the equal number of Class A ordinary shares.

2024 Equity Incentive Plan

On June 6, 2024, the Company adopted an equity incentive plan (the “2024 Equity Incentive Plan”) and issued thereunder 61,427,890 Class B ordinary shares, par value US$0.01 per share, of the Company (the “Reserved Shares”) to the ESOP Platform. The ESOP Platform will hold the Reserved Shares (i) before any granting or vesting to the participants of the 2024 Equity Incentive Plan, and (ii) after any vesting to the participants, on behalf of the participants pursuant to the respective share award agreements.

The ESOP Platform holds the reserved shares on behalf of the Company prior to the grant or vesting of awards and, following vesting, on behalf of the participants in accordance with the applicable award agreements.

2025 Equity Incentive Plan

On May 9, 2025, the Company adopted an equity incentive plan (the “2025 Equity Incentive Plan”) and issued thereunder 11,800,000,000 Class B ordinary shares, par value US$0.0000001 per share, of the Company (the “Reserved Shares”) to ESOP Platform. The ESOP Platform will hold the Reserved Shares (i) before any granting or vesting to the participants of the 2025 Equity Incentive Plan (the “Participants”), and (ii) after any vesting to the Participants, on behalf of the Participants pursuant to the respective share award agreements.

All outstanding share options expired on December 31, 2025 without being exercised. No outstanding share options remained as of March 31, 2026. The Company recognized the compensation cost for the stock options on a straight line basis over the requisite service periods. For the six months ended March 31, 2025 and 2026, no share-based compensation has been recognized.